Deferred income tax assets and liabilities, net	12 Months Ended
Jun. 30, 2025
Deferred income tax assets and liabilities, net
Deferred income tax assets and liabilities, net

25.    Deferred income tax assets and liabilities, net

The following table depicts the changes in deferred tax balances through equity and profit or loss for the periods presented.

	As of June 30,
(in € thousands)	2023	2024	2025
Deferred tax assets / (liabilities), net
Beginning of fiscal year	2,429	(237)	1,989
Recognized through equity / other comprehensive income	—	—	—
Recognized through profit or loss	(2,666)	2,226	(317)
End of fiscal year	(237)	1,989	1,672

LuxExperience Group’s deferred tax balance for each of the years presented consists of the following as of June 30:

	2024		2025
	Deferred tax		Deferred tax
(in € thousands)	Assets	Liabilities	Assets	Liabilities
Intangible assets and goodwill	214	(4,323)	174	(4,323)
Property and equipment	—	(276)	19,194	(8,143)
Inventory	—	(27)	8,722	(99)
Receivables	—	(195)	2,099	—
Right-of-Use asset, contract asset and other assets	—	(12,482)	289	(36,080)
Lease liabilities, contract liabilities and other liabilities	14,031	(56)	18,852	(3,852)
Provisions	657	—	587	(20)
Tax losses carried forward	4,447	—	4,272	—
Total Gross	19,348	(17,359)	54,189	(52,517)
Netting	(17,348)	17,348	(52,506)	52,506
Total net	1,999	(11)	1,683	(11)

Deferred tax assets and deferred tax liabilities are offset if the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority and if there is the right to set off current tax assets against current tax liabilities. In the presentation of deferred tax assets and liabilities in the Consolidated Statement of Financial Position, no difference is made between current and non-current.

For existing unused tax losses carried forward of €1,519,226 thousand, no deferred tax asset has been recognized in 2025 (2024: €123 thousand; 2023: €119 thousand). The tax loss carryforwards are mainly in UK, Italy, Germany and Hong Kong which do not have an expiry date.

For existing interest carryforwards of €62,983 thousand, no deferred tax asset has been recognized in 2025 (2024: €0, 2023: €0). The interest carryforwards do not have an expiry date.

The total temporary difference for which no deferred tax asset has been recognized amounts to €310,413 thousand (2024: €0, 2023: €0).